Leases - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
2027	$ 311,327
2028	127,722
2029
2030
2031
Thereafter
Total lease payments	439,049
Less: Imputed interest	(13,398)
Present value of lease liabilities	425,651	$ 636,483
Less: Operating lease liabilities, current	299,205	321,388
Operating lease liabilities, non-current	$ 126,446	$ 315,095